SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - New Dragonfly	9 Months Ended		12 Months Ended
	Sep. 30, 2022 item customer	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021 customer	Dec. 31, 2021 item	Dec. 31, 2020 customer
Concentrations
Number of customers	1			2		1
Number of vendors	1			3	2	4
Receivables | Credit Concentration Risk | Customer one
Concentrations
Concentration risk (in percent)	43.00%		42.00%			22.00%
Receivables | Credit Concentration Risk | Customer two
Concentrations
Concentration risk (in percent)			16.00%
Revenue | Customer concentration risk | Customer one
Concentrations
Concentration risk (in percent)	20.00%
Payables | Supplier Concentration Risk | Vendor one
Concentrations
Concentration risk (in percent)	45.00%
Purchases | Supplier Concentration Risk | Vendor one
Concentrations
Concentration risk (in percent)		20.00%	27.00%
Purchases | Supplier Concentration Risk | Vendor two
Concentrations
Concentration risk (in percent)		12.00%	10.00%
Purchases | Supplier Concentration Risk | Customer one
Concentrations
Concentration risk (in percent)	24.00%